Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	473,644,800	333,551,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	1,134,993,280	1,170,026,521
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,813,354,006	1,785,501,986
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 680,249,170	$ 448,681,529